Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	85 Months Ended	98 Months Ended	105 Months Ended	119 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Jul. 17, 2017	Aug. 31, 2016	Jun. 27, 2016	Dec. 07, 2015	Aug. 31, 2015	Sep. 22, 2014	Aug. 31, 2014
C000011950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 14,946	$ 14,946	$ 14,946	$ 14,946	$ 14,946	$ 14,946	$ 14,946	$ 12,339	$ 11,735	$ 12,971	$ 10,320	$ 10,219	$ 10,043	$ 9,617		$ 8,241			$ 7,269		$ 10,000
Average Annual Return, Percent		21.13%	7.90%					4.10%
C000011950 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		21.20%	7.87%					4.08%
C000011953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 17,929	$ 17,929	17,929	17,929	17,929	17,929	$ 17,929	14,951	12,924	16,118	13,520	12,317	13,098	12,053		10,637			10,384		10,000
Average Annual Return, Percent		19.92%	7.80%					6.01%
C000011953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		19.29%	7.75%					5.99%
C000011951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 10,022	$ 10,022	10,022	10,022	10,022	10,022	$ 10,022	10,773	11,781	14,474	12,560	12,259	12,509	12,224		10,154			9,071		10,000
Average Annual Return, Percent		(6.97%)	(3.95%)					0.02%
C000011951 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		(6.53%)	(3.75%)					0.07%
C000011954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 8,028	$ 8,028	8,028	8,028	8,028	8,028	$ 8,028	6,323	6,557	7,360	7,111	7,276	8,239	7,518		7,360			6,538		10,000
Average Annual Return, Percent		26.96%	1.99%					(2.17%)
C000011954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		27.14%	2.06%					(2.15%)
C000011960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 11,709	$ 11,709	11,709	11,709	11,709	11,709	$ 11,709	9,541	7,112	8,878	7,088	7,915	8,559	9,332		7,098			8,237		10,000
Average Annual Return, Percent		22.72%	8.15%					1.59%
C000011960 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		22.89%	8.22%					1.64%
C000011963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 17,454	$ 17,454	17,454	17,454	17,454	17,454	$ 17,454	13,234	11,885	17,812	12,899	10,037	10,959	11,283		9,078			9,254		10,000
Average Annual Return, Percent		31.89%	11.70%					5.73%
C000011963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		31.78%	11.62%					5.73%
C000011967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,150	$ 15,150	15,150	15,150	15,150	15,150	$ 15,150	13,356	11,498	15,283	11,944	12,191	12,672	12,844		11,031			10,195		10,000
Average Annual Return, Percent		13.43%	4.44%					4.24%
C000011967 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		13.28%	4.47%					4.27%
C000050069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 8,840	$ 8,840	8,840	8,840	8,840	8,840	$ 8,840	8,682	5,044	5,169	4,183	4,949	4,011	8,907		7,170			7,031		10,000
Average Annual Return, Percent		1.81%	12.30%					(1.23%)
C000050069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		1.19%	12.17%					(1.21%)
C000061365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,428	$ 15,428	15,428	15,428	15,428	15,428	$ 15,428	12,481	14,812	15,822	12,400	11,426	12,085	10,078		10,156			10,180		10,000
Average Annual Return, Percent		23.62%	6.19%					4.43%
C000061365 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		23.33%	6.23%					4.39%
C000011956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 24,795	$ 24,795	24,795	24,795	24,795	24,795	$ 24,795	19,722	16,130	24,474	16,217	13,875	13,715	13,177		10,421			10,087		10,000
Average Annual Return, Percent		25.72%	12.31%					9.51%
C000011956 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		25.46%	12.30%					9.53%
C000011959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 10,014	$ 10,014	10,014	10,014	10,014	10,014	$ 10,014	8,186	8,056	9,629	6,903	7,943	8,677	9,663		7,992			8,293		10,000
Average Annual Return, Percent		22.32%	4.74%					0.01%
C000011959 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		23.48%	4.84%					0.08%
C000106873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 14,258	$ 14,258	14,258	14,258	14,258	14,258	$ 14,258	12,374	12,383	16,034	13,575	11,098	12,001	11,740		9,407			8,314		10,000
Average Annual Return, Percent		15.23%	5.14%					3.61%
C000106873 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		15.11%	5.21%					3.58%
C000011973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 14,406	$ 14,406	14,406	14,406	14,406	14,406	$ 14,406	12,004	9,144	14,074	11,796	10,171	11,436	11,266		9,417			9,250		10,000
Average Annual Return, Percent		20.01%	7.21%					3.72%
C000011973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		19.76%	7.22%					3.73%
C000050068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 9,677	$ 9,677	9,677	9,677	9,677	9,677	$ 9,677	10,491	10,401	11,439	9,560	12,347	12,101	10,751		9,599			8,008		10,000
Average Annual Return, Percent		(7.76%)	(4.76%)					(0.33%)
C000050068 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		(8.03%)	(4.77%)					(0.40%)
C000011952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,766	$ 16,766	16,766	16,766	16,766	16,766	$ 16,766	13,304	9,224	12,549	9,631	9,856	9,527	10,242		7,456			9,434		10,000
Average Annual Return, Percent		26.02%	11.21%					5.30%
C000011952 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		25.59%	11.10%					5.30%
C000011955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 9,266	$ 9,266	9,266	9,266	9,266	9,266	$ 9,266	10,519	7,360	8,268	5,223	6,476	7,640	8,398		7,364			7,490		10,000
Average Annual Return, Percent		(11.91%)	7.43%					(0.76%)
C000011955 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		(11.92%)	7.43%					(0.78%)
C000011958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 11,211	$ 11,211	11,211	11,211	11,211	11,211	$ 11,211	9,593	8,979	10,679	8,619	9,889	9,930	9,840		8,099			7,873		10,000
Average Annual Return, Percent		16.87%	2.54%					1.15%
C000011958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		16.53%	2.50%					1.13%
C000052898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,741	$ 16,741	16,741	16,741	16,741	16,741	$ 16,741	14,861	13,108	16,740	14,257	13,486	14,727	13,752		11,198			10,263		10,000
Average Annual Return, Percent		12.65%	4.42%					5.29%
C000052898 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		12.05%	4.37%					5.28%
C000011964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 19,517	$ 19,517	19,517	19,517	19,517	19,517	$ 19,517	16,637	14,351	17,553	14,214	12,462	11,425	10,941		9,440			9,708		10,000
Average Annual Return, Percent		17.32%	9.39%					6.92%
C000011964 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		16.97%	9.25%					6.90%
C000011968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 8,795	$ 8,795	8,795	8,795	8,795	8,795	$ 8,795	8,508	7,631	8,123	6,429	8,645	6,581	8,013		6,567			4,751		10,000
Average Annual Return, Percent		3.37%	0.34%					(1.28%)
C000011968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		3.62%	0.38%					(1.26%)
C000011969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,272	$ 15,272	15,272	15,272	15,272	15,272	$ 15,272	12,788	12,131	13,177	9,951	9,539	9,486	8,982		8,028			7,452		10,000
Average Annual Return, Percent		19.42%	9.87%					4.33%
C000011969 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		19.43%	9.91%					4.34%
C000011972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,678	$ 16,678	16,678	16,678	16,678	16,678	$ 16,678	14,131	10,862	15,083	11,451	10,843	11,440	11,230		9,004			9,238		10,000
Average Annual Return, Percent		18.02%	8.99%					5.25%
C000011972 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		17.87%	8.99%					5.27%
C000011957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 13,445	$ 13,445	13,445	13,445	13,445	13,445	$ 13,445	11,667	11,437	13,179	10,819	10,741	10,681	10,307		8,731			7,781		10,000
Average Annual Return, Percent		15.24%	4.59%					3.00%
C000011957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		15.14%	4.60%					3.00%
C000100212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 12,358	$ 12,358	12,358	12,358	12,358	12,358	$ 12,358	10,825	10,652	12,198	10,423	10,312	10,463	9,994		8,995			8,368		10,000
Average Annual Return, Percent		14.15%	3.69%					2.14%
C000100212 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		14.10%	3.62%					2.08%
C000108746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 25,483	$ 25,483	25,483	25,483	25,483	25,483	$ 25,483	20,428	17,625	20,753	15,972	13,647	13,565	11,955		10,280			9,603		10,000
Average Annual Return, Percent		24.75%	13.30%					9.81%
C000108746 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		24.69%	13.32%					9.79%
C000011970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 11,983	$ 11,983	11,983	11,983	11,983	11,983	$ 11,983	10,554	10,425	13,492	11,270	9,901	10,408	10,544		8,517			7,654		10,000
Average Annual Return, Percent		13.54%	3.89%					1.83%
C000011970 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		13.64%	3.89%					1.82%
C000110342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 10,607	$ 10,607	10,607	10,607	10,607	10,607	$ 10,607	10,044	9,887	11,949	8,867	9,684	9,110	9,469		7,403			7,830		10,000
Average Annual Return, Percent		5.60%	1.84%					0.59%
C000110342 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		6.59%	2.10%					0.54%
C000109986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,445	$ 16,445	16,445	16,445	16,445	16,445	$ 16,445	17,353	18,402	16,665	11,805	10,890	11,570	10,567		9,308			8,989		10,000
Average Annual Return, Percent		(5.23%)	8.59%					5.10%
C000109986 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		(5.38%)	8.62%					5.01%
C000011961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 18,181	$ 18,181	18,181	18,181	18,181	18,181	$ 18,181	14,657	11,954	16,739	10,175	12,198	14,195	13,777		9,214			9,024		10,000
Average Annual Return, Percent		24.05%	8.31%					6.16%
C000011961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		23.89%	8.33%					6.16%
C000100213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 20,801	$ 20,801	20,801	20,801	20,801	20,801	$ 20,801	17,433	16,604	18,289	15,681	15,353	13,958	12,740		11,608			10,115		10,000
Average Annual Return, Percent		19.32%	6.26%					7.60%
C000100213 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		19.24%	6.20%					7.59%
C000011962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 11,816	$ 11,816	11,816	11,816	11,816	11,816	$ 11,816	10,987	10,128	14,761	10,615	8,790	10,999	10,767		8,877			7,342		10,000
Average Annual Return, Percent		7.55%	6.10%					1.68%
C000011962 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		7.63%	6.07%					1.66%
C000011965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 26,791	$ 26,791	26,791	26,791	26,791	26,791	$ 26,791	20,166	18,818	23,510	15,695	12,134	12,762	12,221		9,686			8,421		10,000
Average Annual Return, Percent		32.85%	17.16%					10.36%
C000011965 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		33.00%	17.09%					10.27%
C000109985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,291	$ 16,291	16,291	16,291	16,291	16,291	$ 16,291	11,226	8,901	12,793	16,427	11,158	6,636	9,118		9,528			4,984		10,000
Average Annual Return, Percent		45.12%	7.86%					5.00%
C000109985 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		45.59%	7.87%					5.04%
C000011971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 18,799	$ 18,799	18,799	18,799	18,799	18,799	$ 18,799	17,208	13,153	16,319	12,158	12,098	12,426	11,563		9,110			9,283		10,000
Average Annual Return, Percent		9.30%	9.22%					6.52%
C000011971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		9.06%	9.15%					6.54%
C000050065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 10,852	$ 10,852	10,852	10,852	10,852	10,852	$ 10,852	10,024	10,339	13,977	13,052	10,897	10,859	10,987		8,574			7,681		10,000
Average Annual Return, Percent		8.26%	(0.08%)					0.82%
C000050065 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		7.56%	(0.02%)					0.80%
C000154544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 17,979	$ 17,979	17,979	17,979	$ 17,979	17,979	$ 17,979	14,967	14,922	17,935	14,468	12,898	13,893	13,984		11,116		$ 10,000
Average Annual Return, Percent		20.07%	6.87%			6.95%
C000154544 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		20.11%	6.83%			6.89%
C000050066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 8,351	$ 8,351	8,351	8,351	$ 8,351	8,351	$ 8,351	8,585	7,827	7,531	6,555	9,069	10,824	11,643		8,777			8,115		10,000
Average Annual Return, Percent		(2.72%)	(1.64%)					(1.79%)
C000050066 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		(2.35%)	(1.59%)					(1.78%)
C000052897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,574	$ 15,574	15,574	15,574	15,574	15,574	$ 15,574	13,613	12,048	14,515	10,195	9,211	10,291	10,330		8,892			8,023		10,000
Average Annual Return, Percent		14.41%	11.08%					4.53%
C000052897 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		13.70%	11.10%					4.42%
C000147985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value											17,234	12,665	12,829	10,376	9,942		8,374			7,243		10,000
Average Annual Return, Percent	[1]	8908.28%	(28.53%)					(13.33%)
C000147985 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent	[2]		(42.42%)					(14.11%)
C000186806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 14,149	$ 14,149	$ 14,149	14,149	14,149	14,149	$ 14,149	11,693	11,063	13,687	9,871	9,596	10,040	10,183	$ 10,000
Average Annual Return, Percent		20.98%	8.08%	4.99%
C000186806 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		20.75%	8.07%	4.99%
C000109988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,528	$ 15,528	$ 15,528	15,528	15,528	15,528	$ 15,528	15,344	13,347	15,288	9,058	8,016	9,126	9,135		6,068			5,806		10,000
Average Annual Return, Percent		1.20%	14.14%					4.50%
C000109988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		1.18%	14.05%					4.39%
C000141922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 15,165	$ 15,165	15,165	15,165	15,165	$ 15,165	$ 15,165	13,173	12,798	15,535	13,396	11,599	11,924	11,602		9,705			8,999	$ 10,000
Average Annual Return, Percent		15.12%	5.51%				4.28%
C000141922 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		15.59%	5.59%				4.31%
C000170244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 16,192	$ 16,192	16,192	$ 16,192	16,192	$ 16,192	16,192	14,379	14,123	18,851	15,414	13,391	13,770	13,871		11,209	$ 10,000
Average Annual Return, Percent		12.61%	3.87%		6.07%
C000170244 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		12.85%	3.89%		6.05%
C000109983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 11,342	$ 11,342	11,342	$ 11,342	11,342	11,342	$ 11,342	8,815	7,773	12,445	14,937	9,180	7,068	9,534		10,991			4,949		10,000
Average Annual Return, Percent		28.67%	4.32%					1.27%
C000109983 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		28.36%	4.20%					1.14%
C000109987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 13,332	$ 13,332	13,332	13,332	13,332	13,332	$ 13,332	12,433	11,108	7,186	5,268	7,411	9,100	7,195		7,036			6,437		10,000
Average Annual Return, Percent		7.23%	12.46%					2.92%
C000109987 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		7.35%	12.43%					2.90%
C000119708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Account Value		$ 13,132	$ 13,132	13,132	13,132	13,132	13,132	$ 13,132	11,469	11,121	14,148	11,534	10,120	10,644	10,700		8,667			7,739		10,000
Average Annual Return, Percent		14.50%	5.35%					2.76%
C000119708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund Market
Average Annual Return, Percent		14.33%	5.32%					2.72%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 15,410	$ 15,410	15,410	15,410	15,410	15,410	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724		9,021			8,765		10,000
Average Annual Return, Percent		18.21%	7.56%					4.42%
MSCI Australia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Australia Index
Account Value		$ 15,621	$ 15,621	15,621	15,621	15,621	15,621	$ 15,621	12,850	12,247	13,372	10,554	10,406	10,186	9,724		8,306			7,299		10,000
Average Annual Return, Percent		21.57%	8.46%					4.56%
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Account Value		$ 18,529	$ 18,529	18,529	18,529	18,529	18,529	$ 18,529	15,481	13,427	16,568	13,811	12,538	13,284	12,181		10,714			10,417		10,000
Average Annual Return, Percent		19.69%	8.12%					6.36%
MSCI Hong Kong 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Hong Kong 25/50 Index
Account Value		$ 10,662	$ 10,662	10,662	10,662	10,662	10,662	$ 10,662	11,346	12,367	15,074	13,005	12,626	12,808	12,460		10,300			9,162		10,000
Average Annual Return, Percent		(6.03%)	(3.33%)					0.64%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 12,877	$ 12,877	$ 12,877	$ 12,877	12,877	$ 12,877	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	10,000	8,617	10,000		7,705	10,000	10,000
Average Annual Return, Percent		15.07%	4.79%	3.10%	6.47%		3.10%	2.56%
MSCI Malaysia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Malaysia Index
Account Value		$ 8,308	$ 8,308	$ 8,308	$ 8,308	8,308	$ 8,308	$ 8,308	6,511	6,735	7,502	7,247	7,385	8,333	7,577		7,392			6,551		10,000
Average Annual Return, Percent		27.60%	2.38%					(1.84%)
MSCI Spain 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Spain 25/50 Index
Account Value		$ 12,159	$ 12,159	12,159	12,159	12,159	12,159	$ 12,159	9,868	7,340	9,083	7,266	8,076	8,714	9,472		7,172			8,284		10,000
Average Annual Return, Percent		23.21%	8.53%					1.97%
MSCI Sweden 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Sweden 25/50 Index
Account Value		$ 16,558	$ 16,558	16,558	16,558	16,558	16,558	$ 16,558	12,581	11,405	17,088	12,452	9,700	10,646	10,992		8,893			9,131		10,000
Average Annual Return, Percent		31.60%	11.29%					5.17%
MSCI Turkey IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Turkey IMI 25/50 Index
Account Value		$ 9,068	$ 9,068	9,068	9,068	9,068	9,068	$ 9,068	8,873	5,137	5,240	4,234	5,008	4,041	8,957		7,196			7,049		10,000
Average Annual Return, Percent		2.20%	12.61%					(0.97%)
MSCI Israel Capped Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Israel Capped Investable Market Index
Account Value		$ 16,098	$ 16,098	16,098	16,098	16,098	16,098	$ 16,098	13,007	15,473	16,368	12,749	11,693	12,290	10,198		10,279			10,237		10,000
Average Annual Return, Percent		23.77%	6.60%					4.88%
MSCI Netherlands IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Netherlands IMI 25/50 Index
Account Value		$ 25,595	$ 25,595	25,595	25,595	25,595	25,595	$ 25,595	20,331	16,559	24,933	16,459	14,009	13,781	13,174		10,365			9,988		10,000
Average Annual Return, Percent		25.89%	12.81%					9.85%
MSCI South Africa 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI South Africa 25/50 Index
Account Value		$ 10,538	$ 10,538	10,538	10,538	10,538	10,538	$ 10,538	8,516	8,458	10,021	7,144	8,180	8,899	9,850		8,095			8,348		10,000
Average Annual Return, Percent		23.73%	5.20%					0.53%
MSCI EM Asia Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM Asia Custom Capped Index
Account Value		$ 15,117	$ 15,117	15,117	15,117	15,117	15,117	$ 15,117	12,923	12,962	16,604	13,869	11,285	12,178	11,860		9,450			8,318		10,000
Average Annual Return, Percent		16.98%	6.02%					4.22%
MSCI Germany Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Germany Index
Account Value		$ 14,603	$ 14,603	14,603	14,603	14,603	14,603	$ 14,603	12,183	9,274	14,257	11,918	10,256	11,507	11,324		9,446			9,266		10,000
Average Annual Return, Percent		19.87%	7.32%					3.86%
MSCI Thailand IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Thailand IMI 25/50 Index
Account Value		$ 9,887	$ 9,887	9,887	9,887	9,887	9,887	$ 9,887	10,726	10,641	11,659	9,722	12,512	12,224	10,833		9,653			8,012		10,000
Average Annual Return, Percent		(7.82%)	(4.60%)					(0.11%)
MSCI Italy 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Italy 25/50 Index
Account Value		$ 16,985	$ 16,985	16,985	16,985	16,985	16,985	$ 16,985	13,512	9,378	12,686	9,716	9,923	9,573	10,298		7,485			9,448		10,000
Average Annual Return, Percent		25.70%	11.35%					5.44%
MSCI Mexico IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Mexico IMI 25/50 Index
Account Value		$ 9,635	$ 9,635	9,635	9,635	9,635	9,635	$ 9,635	10,999	7,573	8,477	5,319	6,569	7,723	8,464		7,408			7,513		10,000
Average Annual Return, Percent		(12.40%)	7.96%					(0.37%)
MSCI Singapore 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Singapore 25/50 Index
Account Value		$ 11,730	$ 11,730	11,730	11,730	11,730	11,730	$ 11,730	9,995	9,318	11,035	8,832	10,085	10,077	9,930		8,135			7,885		10,000
Average Annual Return, Percent		17.35%	3.07%					1.61%
MSCI Japan Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Japan Small Cap Index
Account Value		$ 17,205	$ 17,205	17,205	17,205	17,205	17,205	$ 17,205	15,277	13,534	17,122	14,502	13,691	14,904	13,856		11,252			10,321		10,000
Average Annual Return, Percent		12.62%	4.68%					5.58%
MSCI Switzerland 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Switzerland 25/50 Index
Account Value		$ 19,705	$ 19,705	19,705	19,705	19,705	19,705	$ 19,705	16,870	14,554	17,721	14,324	12,559	11,490	10,978		9,453			9,711		10,000
Average Annual Return, Percent		16.80%	9.43%					7.02%
MSCI Brazil 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Brazil 25/50 Index
Account Value		$ 9,410	$ 9,410	9,410	9,410	9,410	9,410	$ 9,410	9,062	8,107	8,599	6,697	8,929	6,741	8,167		6,643			4,772		10,000
Average Annual Return, Percent		3.84%	1.05%					(0.61%)
MSCI Canada Custom Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Canada Custom Capped Index
Account Value		$ 15,509	$ 15,509	15,509	15,509	15,509	15,509	$ 15,509	12,945	12,312	13,291	10,041	9,618	9,557	9,031		8,057			7,469		10,000
Average Annual Return, Percent		19.81%	10.03%					4.49%
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EMU Index
Account Value		$ 16,588	$ 16,588	16,588	16,588	16,588	16,588	$ 16,588	14,109	10,869	15,080	11,536	10,900	11,492	11,272		9,024			9,257		10,000
Average Annual Return, Percent		17.57%	8.76%					5.19%
MSCI Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Index
Account Value		$ 14,062	$ 14,062	14,062	14,062	14,062	14,062	$ 14,062	12,154	11,923	13,612	11,095	10,965	10,858	10,435		8,805			7,815		10,000
Average Annual Return, Percent		15.70%	5.10%					3.47%
MSCI Emerging Markets Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Minimum Volatility (USD) Index
Account Value		$ 12,904	$ 12,904	12,904	12,904	12,904	12,904	$ 12,904	11,162	10,970	12,487	10,552	10,425	10,557	10,054		9,021			8,369		10,000
Average Annual Return, Percent		15.60%	4.36%					2.58%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value		$ 23,192	$ 23,192	23,192	23,192	23,192	23,192	$ 23,192	18,788	16,488	19,601	15,237	13,077	13,113	11,770		10,050			9,371		10,000
Average Annual Return, Percent		23.44%	12.14%					8.78%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 24,948	$ 24,948	24,948	24,948	24,948	24,948	$ 24,948	20,049	17,343	20,421	15,737	13,475	13,440	11,883		10,228			9,587		10,000
Average Annual Return, Percent		24.43%	13.11%					9.57%
MSCI Belgium IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Belgium IMI 25/50 Index
Account Value		$ 14,260	$ 14,260	14,260	14,260	14,260	14,260	$ 14,260	12,604	11,025	14,656	11,969	12,202	12,699	12,877		11,060			10,212		10,000
Average Annual Return, Percent		13.14%	3.17%					3.61%
MSCI Frontier and Emerging Markets Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Frontier and Emerging Markets Select Index
Account Value		$ 12,766	$ 12,766	12,766	12,766	12,766	12,766	$ 12,766	11,803	11,546	13,462	9,899	10,443	9,721	10,178		7,826			7,943		10,000
Average Annual Return, Percent		8.16%	4.10%					2.47%
MSCI Russia 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Russia 25/50 Index
Account Value											17,961.6346817759	13,148.5826046698	13,254.0958144094	10,688.2213435853	10,140.722850319		8,519.47343673804			7,280.79102650901		10,000
Average Annual Return, Percent	[3]		(91.92%)					(71.67%)
MSCI ACWI Select Agriculture Producers Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Agriculture Producers Investable Market Index
Account Value		$ 16,501	$ 16,501	16,501	16,501	16,501	16,501	$ 16,501	17,406	18,500	16,701	11,787	10,869	11,537	10,563		9,287			8,965		10,000
Average Annual Return, Percent		(5.20%)	8.71%					5.14%
MSCI Austria IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Austria IMI 25/50 Index
Account Value		$ 18,142	$ 18,142	18,142	18,142	18,142	18,142	$ 18,142	14,673	12,072	16,852	10,184	12,264	14,283	13,845		9,233			9,022		10,000
Average Annual Return, Percent		23.64%	8.15%					6.14%
MSCI ACWI Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Minimum Volatility (USD) Index
Account Value		$ 20,410	$ 20,410	20,410	20,410	20,410	20,410	$ 20,410	17,145	16,390	18,034	15,460	15,175	13,832	12,644		11,551			10,088		10,000
Average Annual Return, Percent		19.04%	6.11%					7.40%
MSCI Korea 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Korea 25/50 Index
Account Value		$ 12,288	$ 12,288	12,288	12,288	12,288	12,288	$ 12,288	11,415	10,551	15,224	10,869	8,970	11,193	10,907		8,943			7,387		10,000
Average Annual Return, Percent		7.65%	6.50%					2.08%
MSCI Taiwan 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Taiwan 25/50 Index
Account Value		$ 28,389	$ 28,389	28,389	28,389	28,389	28,389	$ 28,389	21,376	19,960	24,669	16,274	12,534	13,123	12,504		9,836			8,473		10,000
Average Annual Return, Percent		32.81%	17.76%					11.00%
MSCI France Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI France Index
Account Value		$ 18,255	$ 18,255	18,255	18,255	18,255	18,255	$ 18,255	16,788	12,930	16,258	12,141	12,056	12,396	11,542		9,104			9,283		10,000
Average Annual Return, Percent		8.74%	8.65%					6.20%
MSCI BIC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI BIC Index
Account Value		$ 11,664	$ 11,664	11,664	11,664	11,664	11,664	$ 11,664	10,497	10,852	14,565	13,397	11,145	11,084	11,143		8,648			7,695		10,000
Average Annual Return, Percent		11.12%	0.92%					1.55%
STOXX Emerging Markets Equity Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		STOXX Emerging Markets Equity Factor Index
Account Value		$ 18,889	$ 18,889	18,889	18,889	$ 18,889	18,889	$ 18,889	15,556	15,503	18,438	14,659	12,980	13,899	14,203		11,119		10,000
Average Annual Return, Percent		21.42%	7.79%			7.56%
MSCI Chile IMI 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Chile IMI 25/50 Index
Account Value		$ 8,332	$ 8,332	8,332	8,332	$ 8,332	8,332	$ 8,332	8,544	7,891	7,599	6,601	9,118	10,842	11,708		8,818			8,128		10,000
Average Annual Return, Percent		(2.47%)	(1.79%)					(1.81%)
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index
Account Value		$ 16,306	$ 16,306	16,306	16,306	16,306	16,306	$ 16,306	14,033	12,413	14,843	10,326	9,319	10,399	10,491		9,016			8,109		10,000
Average Annual Return, Percent		16.20%	11.84%					5.01%
S And P Emerging Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index
Account Value		$ 17,964	$ 17,964	17,964	17,964	$ 17,964	17,964	$ 17,964	15,457	15,165	18,725	15,435	13,712	13,934	14,118		11,385		$ 10,000
Average Annual Return, Percent		16.23%	5.55%			6.94%
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index
Account Value		$ 14,734	$ 14,734	$ 14,734	14,734	$ 14,734	14,734	14,734	12,018	11,394	13,984	9,942	9,707	10,106	10,193	$ 10,000
Average Annual Return, Percent		22.60%	8.71%	5.60%
MSCI ACWI Select Gold Miners Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Gold Miners Investable Market Index
Account Value		$ 16,434	$ 16,434	$ 16,434	16,434	16,434	16,434	$ 16,434	11,380	9,037	12,965	16,648	11,283	6,692	9,175		9,519			4,990		10,000
Average Annual Return, Percent		44.41%	7.81%					5.09%
MSCI ACWI Select Metals And Mining Producers ex Gold and Silver Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index
Account Value		$ 15,932	$ 15,932	15,932	15,932	15,932	15,932	$ 15,932	15,705	13,679	15,626	9,173	8,107	9,209	9,158		6,096			5,815		10,000
Average Annual Return, Percent		1.45%	14.47%					4.77%
MSCI Emerging Markets 100 Hedged to USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets 100% Hedged to USD Index
Account Value		$ 15,934	$ 15,934	15,934	15,934	15,934	$ 15,934	$ 15,934	13,687	13,332	16,087	13,708	11,773	12,134	11,722		9,812			9,059	$ 10,000
Average Annual Return, Percent		16.41%	6.24%				4.80%
MSCI Emerging Markets Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Extended ESG Focus Index
Account Value		$ 16,858	$ 16,858	16,858	$ 16,858	16,858	$ 16,858	16,858	14,850	14,636	19,410	15,725	13,615	13,972	14,133		11,263	$ 10,000
Average Annual Return, Percent		13.53%	4.37%		6.60%
MSCI ACWI Select Silver Miners Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Silver Miners Investable Market Index
Account Value		$ 11,291	$ 11,291	11,291	$ 11,291	11,291	11,291	$ 11,291	8,798	7,759	12,382	14,846	9,144	7,048	9,515		10,993			4,916		10,000
Average Annual Return, Percent		28.33%	4.31%					1.22%
MSCI ACWI Select Energy Producers Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Select Energy Producers Investable Market Index
Account Value		$ 12,973	$ 12,973	12,973	12,973	12,973	12,973	$ 12,973	12,128	10,887	7,044	5,178	7,306	8,993	7,147		7,016			6,418		10,000
Average Annual Return, Percent		6.96%	12.17%					2.64%
MSCI Emerging Markets Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Investable Market Index
Account Value		$ 13,270	$ 13,270	$ 13,270	$ 13,270	$ 13,270	$ 13,270	$ 13,270	$ 11,517	$ 11,204	$ 14,209	$ 11,508	$ 10,087	$ 10,625	$ 10,696		$ 8,667			$ 7,757		$ 10,000
Average Annual Return, Percent		15.22%	5.64%					2.87%

[1]	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and Russian exposed ADR and GDR securities.
[2]	Effective March 4, 2022, NYSE Arca, Inc. halted trading of the Fund and the Fund Market returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through March 4, 2022. A 1 Year Fund Market return is not shown as NYSE Arca, Inc. halted trading of the Fund prior to September 1, 2023.
[3]	Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from September 1, 2019 and September 1, 2014, respectively through May 31, 2022. A 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2023.